GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.54%
48,000	Koninklijke DSM NV	$ 5,399,471
18,410	Linde PLC	3,184,930
87,688	Symrise AG	8,111,924
130,000	Umicore SA	4,483,867
		21,180,192
Communications — 8.06%
17,736	Alibaba Group Holding Ltd Sponsored ADR(a)	3,449,297
1,160,000	Ascential PLC	3,523,003
150,000	CyberAgent Inc	5,813,384
61,114	Delivery Hero SE(a)(b)	4,493,359
8,000	MercadoLibre Inc(a)	3,908,640
7,500	Shopify Inc Class A(a)	3,126,975
21,798	Spotify Technology SA(a)	2,647,149
78,200	Tencent Holdings Ltd	3,865,239
		30,827,046
Consumer, Cyclical — 10.55%
19,512	adidas AG	4,332,201
56,000	Aptiv PLC	2,757,440
1,600,000	boohoo Group PLC(a)	3,762,634
123,673	Burberry Group PLC	2,009,509
45,000	CTS Eventim AG & Co KGaA	2,059,109
65,000	Ferguson PLC	4,017,511
73,773	InterContinental Hotels Group PLC	3,138,091
19,319	LVMH Moet Hennessy Louis Vuitton SE	7,085,276
22,500	Shimano Inc	3,208,801
87,500	Sony Corp	5,182,938
73,922	Zalando SE(a)(b)	2,786,130
		40,339,640
Consumer, Non-Cyclical — 32.78%
10,621	Adyen NV(a)(b)	9,026,737
36,836	Beiersdorf AG(c)	3,709,049
42,000	Cochlear Ltd	4,786,803
47,516	CSL Ltd	8,613,313
200,025	Diageo PLC	6,341,457
180,000	Experian PLC	5,000,207
15,457	Genmab A/S(a)	3,104,827
95,000	GN Store Nord A/S	4,212,123
220,000	Hikma Pharmaceuticals PLC	5,529,488
265,590	IDP Education Ltd	2,070,905
58,646	Intertek Group PLC	3,425,664
61,300	Kao Corp	4,994,003
80,000	LivaNova PLC(a)	3,620,000
11,634	Lonza Group AG	4,785,342
22,444	L'Oreal SA	5,808,755
143,959	Nestle SA	14,736,765
121,894	Novo Nordisk A/S Class B	7,279,033
202,606	RELX PLC	4,322,848
38,016	Roche Holding AG	12,231,345
220,000	Santen Pharmaceutical Co Ltd	3,775,589
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
197,993	Smith & Nephew PLC	$ 3,486,723
83,000	TAL Education Group ADR(a)	4,420,580
		125,281,556
Financial — 13.30%
795,400	AIA Group Ltd	7,122,521
66,645	Deutsche Boerse AG	9,155,968
590,000	FinecoBank Banca Fineco SpA	5,308,285
72,561	HDFC Bank Ltd ADR	2,790,696
145,000	Hong Kong Exchanges & Clearing Ltd	4,344,100
220,000	Intermediate Capital Group PLC	2,426,816
80,000	KBC Group NV	3,630,018
52,712	London Stock Exchange Group PLC	4,714,088
14,656	Muenchener Rueckversicherungs-Gesellschaft AG(c)	2,946,890
3,984	Partners Group Holding AG	2,727,709
279,000	Ping An Insurance Group Co of China Ltd Class H	2,724,787
59,191	Vonovia SE(a)	2,944,371
		50,836,249
Industrial — 13.08%
44,245	Airbus SE	2,853,003
187,046	Assa Abloy AB Class B	3,491,908
116,843	Atlas Copco AB Class A	3,885,527
190,000	CAE Inc	2,401,833
33,000	Daikin Industries Ltd	3,983,564
50,000	DSV Panalpina A/S	4,546,453
48,200	Hoya Corp	4,098,520
16,900	Keyence Corp	5,433,563
61,440	Kone Oyj Class B	3,440,687
30,000	MTU Aero Engines AG	4,337,910
61,400	Nidec Corp	3,164,219
42,691	Safran SA	3,782,303
10,900	SMC Corp	4,569,757
		49,989,247
Technology — 12.57%
49,552	ASML Holding NV	13,062,652
90,000	AVEVA Group PLC	3,875,404
56,000	CyberArk Software Ltd(a)	4,791,360
270,000	Keywords Studios PLC(c)	4,776,129
575,000	Sage Group PLC	4,179,715
104,844	SAP SE	11,705,626
58,218	Sea Ltd ADR(a)(c)	2,579,640
64,314	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,073,566
		48,044,092

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Utilities — 0.98%
38,267	Orsted A/S(b)	$ 3,746,249
TOTAL COMMON STOCK — 96.86% (Cost $376,382,977)		$370,244,271
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.49%
$1,348,028	Undivided interest of 10.81% in a repurchase agreement (principal amount/value $12,483,510 with a maturity value of $12,483,513) with Bank of America Securities Inc, 0.01%, dated 3/31/20 to be repurchased at $1,348,028 on 4/1/20 collateralized by Government National Mortgage Association securities, 3.00% - 3.50%, 12/20/49 - 3/20/50, with a value of $12,733,180.(d)	1,348,028
1,348,028	Undivided interest of 2.53% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $1,348,028 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(d)	1,348,028
1,348,028	Undivided interest of 2.53% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $1,348,028 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(d)	1,348,028
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,348,028	Undivided interest of 2.59% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $1,348,028 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(d)	$ 1,348,028
286,313	Undivided interest of 6.99% in a repurchase agreement (principal amount/value $4,098,858 with a maturity value of $4,098,860) with Credit Agricole Securities (USA) Inc., 0.02%, dated 3/31/20 to be repurchased at $286,313 on 4/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 10/20/39 - 11/1/49, with a value of $4,180,835.(d)	286,313
TOTAL SHORT TERM INVESTMENTS — 1.49% (Cost $5,678,425)		$5,678,425
TOTAL INVESTMENTS — 98.35% (Cost $382,061,402)		$375,922,696
OTHER ASSETS & LIABILITIES, NET — 1.65%		$6,313,233
TOTAL NET ASSETS — 100.00%		$382,235,929

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at March 31, 2020.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Summary of Investments by Country as of March 31, 2020.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$70,906,725	18.86%
Germany	56,582,537	15.05
Japan	44,224,336	11.76
Switzerland	34,481,161	9.17
Netherlands	27,488,860	7.31
Denmark	22,888,686	6.09
France	19,529,338	5.19
Australia	15,471,021	4.12
China	14,459,904	3.85
Hong Kong	11,466,622	3.05
Sweden	10,024,584	2.67
United States	8,258,065	2.20
Belgium	8,113,885	2.16
Canada	5,528,808	1.47
Italy	5,308,285	1.41
Israel	4,791,360	1.27
Argentina	3,908,640	1.04
Finland	3,440,687	0.92
Ireland	3,184,930	0.85
Taiwan	3,073,566	0.82
India	2,790,696	0.74
Total	$375,922,696	100.00%
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$42,752,106	$327,492,165	$—	$370,244,271
Short Term Investments	—	5,678,425	—	5,678,425
Total Assets	$42,752,106	$333,170,590	$0	$375,922,696
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2020